Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2018	Jun. 28, 2017	May 17, 2017	Apr. 20, 2017	Feb. 27, 2017	Aug. 31, 2017	Jun. 30, 2015	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Debt Instrument [Line Items]
LIBOR plus interest rate				3.00%
Write off of unamortized debt issuance cost							$ 458,000		$ 84,000	$ 0
Amount of borrowing based upon asset				$ 406,000,000
Assets									4,380,342,000	4,294,026,000	[1],[2]	$ 4,365,312,000
Fair value liability of interest rate cap, collar and swap									81,000	1,204,000
Fair value asset of interest rate cap, collar and swap									$ 7,787,000	$ 4,816,000
Minimum | TL | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate									1.50%
Maximum | TL | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount									$ 1,200,000,000
Advance rate for finance lease containers									80.00%	72.50%
Conversion date						Aug. 31, 2020
LIBOR plus interest rate						1.90%
Write off of unamortized debt issuance cost						$ 238,000			$ 6,516,000
TMCL II Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Amount of borrowing based upon asset									159,128,000
Assets									218,145,000
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount									$ 300,000,000
Debt instrument term									2 years
Advance rate for finance lease containers									80.00%	72.50%
Interest payment terms									TMCL IV was required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense.
TMCL IV Secured Debt Facility | Subsequent Event
Debt Instrument [Line Items]
Repayments of debt	$ 129,400,000
Proceeds from line of credit	4,792,000
TMCL IV Secured Debt Facility | Minimum
Debt Instrument [Line Items]
Incremental percentage on interest rate margins					1.95%
TMCL IV Secured Debt Facility | Maximum
Debt Instrument [Line Items]
Incremental percentage on interest rate margins					2.50%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Amount of borrowing based upon asset									$ 662,925,000
Letters of credit outstanding, amount									0	$ 0
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount									$ 700,000,000
Advance rate for finance lease containers									84.50%	85.00%
Interest payment terms									The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through June 19, 2020 when all borrowings are due in full.
TL Revolving Credit Facility | TL | Letter of Credit
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility									$ 50,000,000
TL Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Proceeds from line of credit	$ 124,608,000
TL Revolving Credit Facility | Minimum | TL | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TL Revolving Credit Facility | Maximum | TL | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate									2.50%
TMCL Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Amount of borrowing based upon asset									$ 723,991,000
Assets									1,088,797,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
Aggregate maximum commitment amount									$ 190,000,000
Advance rate for finance lease containers									84.50%	85.00%
Interest payment terms									TL Revolving Credit Facility II provides for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings are due in full.
Amount of borrowing based upon asset									$ 156,110,000
TL Revolving Credit Facility II | Minimum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TL Revolving Credit Facility II | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate									1.50%
TL Revolving Credit Facility II | Maximum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate									2.50%
TL Revolving Credit Facility II | Maximum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TW Revolving Credit Facility
Debt Instrument [Line Items]
Amount of borrowing based upon asset									$ 106,786,000
Assets									134,997,000
TW Revolving Credit Facility | TW
Debt Instrument [Line Items]
Aggregate maximum commitment amount									$ 300,000,000
Advance rate for finance lease containers									90.00%	80.00%
Line of credit facility, expiration date									Jul. 29, 2016
TW Revolving Credit Facility | TW | LIBOR
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount									$ 190,000,000
LIBOR plus interest rate									1.95%
Advance rate for finance lease containers									80.00%	77.00%
Assets									$ 220,747,000
TAP Funding Revolving Credit Facility | Tap Funding Limited
Debt Instrument [Line Items]
Assets									$ 164,213,000
TL Term Loan
Debt Instrument [Line Items]
Debt instrument term									5 years
Advance rate for finance lease containers									84.50%	85.00%
Assets									$ 364,186,000
Bonds issued									$ 500,000,000
Number of quarterly installments									Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019).
Interest payment terms									Interest payments are payable in arrears on the last day of each interest period, not to exceed three months.
TL Term Loan | Nineteen quarterly installments commencing on September 30, 2014
Debt Instrument [Line Items]
Percent of principal balance payment									1.58%
TL Term Loan | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate									1.50%
TL Term Loan | Minimum | LIBOR
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TL Term Loan | Maximum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
TL Term Loan | Maximum | LIBOR
Debt Instrument [Line Items]
LIBOR plus interest rate									2.50%
2013-1 Bonds
Debt Instrument [Line Items]
Repayments of debt				195,585,000
Bonds issued									$ 300,900,000
Bonds issued, percentage of par value									99.50%
Bonds issued, discount									$ 1,542,000
Target final payment date									Sep. 20, 2023
Legal final payment date									Sep. 20, 2038
Write off unamortized debt issuance costs and bond discounts								$ 7,228,000
2013-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term									10 years
2013-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term									25 years
2014-1 Bonds
Debt Instrument [Line Items]
Repayments of debt				$ 228,562,000
Bonds issued									$ 301,400,000
Bonds issued, percentage of par value									99.90%
Bonds issued, discount									$ 102,000
Target final payment date									Oct. 20, 2024
Legal final payment date									Oct. 20, 2039
Write off unamortized debt issuance costs and bond discounts								$ 7,228,000
2014-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term									10 years
2014-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term									25 years
2017-1 Bonds
Debt Instrument [Line Items]
Assets									$ 395,892,000
Bonds issued, percentage of par value			75.20%
Target final payment date			May 20, 2026
Legal final payment date			May 20, 2042
Principal amortization per year			$ 420,000,000
2017-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			350,000,000
2017-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 70,000,000
2017-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term			9 years
2017-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term			25 years
2017-2 Bonds
Debt Instrument [Line Items]
Assets									482,198,000
Bonds issued, percentage of par value		77.60%
Target final payment date		Jun. 20, 2026
Legal final payment date		Jun. 20, 2042
Principal amortization per year		$ 500,000,000
2017-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		416,000,000
2017-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 84,000,000
2017-2 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term		9 years
2017-2 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term		25 years
TMCL V
Debt Instrument [Line Items]
Assets									$ 1,179,021,000

[1]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.